Stockholders’ Equity	6 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

10.	Stockholders’ Equity

Common Stock

In August and December 2021, the Company issued 87,500 and 87,500 shares, respectively, of common stock related to the acquisition of Pacific Stem.

In September 2021, the Company repurchased 329,478 shares of common stock from a Company employee for a total fair value of $14,827.

In September 2021, the Company issued 2,000,000 shares of common stock to board members for a total fair value of $560,000.

In October and December 2021, the Company issued 125,000 and 125,000 shares, respectively, of common stock related to the acquisition of IHG.

On October 28, 2021, 250,000 shares were issued to Vivera pursuant to the Pala agreement (see Note 3. Investment in Pala Diagnostics for additional information).

In December 2021, the Company issued 500,000 shares of common stock pursuant to a consulting agreement for a total fair value of $380,000.